Stockholders’ Equity - Schedule of Shares (Details) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		500,000,000
Preferred stock, shares authorized (in shares)		50,000,000
Preferred stock, par value (in dollars per share)		$ 0.10
Common and preferred stock, shares authorized (in shares)		550,000,000
Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	400,000,000	400,000,000	400,000,000
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Class B
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10